Related parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related parties	Related parties
Identity of related parties
The Group has a related party relationship with its shareholders, subsidiaries (see Note 25) and equity-accounted investees (see Note 26) and with its directors and executive officers (see Note 24).
Shareholders
The shareholders in Euronav changed during the year 2023. On October 9, 2023, the Company announced that its two reference shareholders, CMB NV ("CMB") and Frontline plc / Famatown Finance Limited ("Frontline"), have reached an agreement on a transaction involving the Company that puts an end to the deadlock arising from their differences over strategy, while offering other shareholders the opportunity to realise cash value for their investment (see Note 1, 3, 8, 17 and 24). At December 31, 2023, Euronav has one major shareholder CMB, owning 49.05% of the equity representing 53.0% of the voting rights, with Saverco as its ultimate parent. Both parties are considered as related.

The Audit and Risk Committee has reviewed the transactions with both related parties:

a.For CMB we refer to:
i.Fuel swap: Euronav has obtained a ruling to include bunker fuel stored by the company (Note 12) under the tonnage tax regime. This ruling also allows the execution of physical swaps, currently executed with CMB since 2019. The swap agreement was extended to CMB NV, Bocimar International NV and Bocimar Hong Kong Ltd. In the course of 2023, a total of 19,894 metric tons (2022: 23,537 metric tons and 2021: 44,451 metric tons) of compliant bunker fuel oil was swapped with these parties.
ii.The Group leases office space in Belgium from Reslea N.V., an entity jointly controlled by CMB. Under this lease, the Group paid an annual rent of $334,692.5 in 2023 (2022: $419,526 and 2021: $356,729). This lease expires on August 31, 2024.
b.For Famatown / Hemen / Frontline: Euronav has entered into a time charter agreement for two Suezmaxes in the fourth quarter of 2020 (see Note 21). The charter party is Trafigura whereas vessels have been bought in the meanwhile by the Fredriksen Group. Contract matured in the fourth quarter of 2023.

Transactions with key management personnel
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2023	2022	2021
Total remuneration	1,441	977	977
The Nomination and Remuneration Committee annually reviews the remuneration of the members of the Management Board. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2023	2022	2021
Total fixed remuneration	2,456	2,724	2,068
of which
Cost of pension	24	28	28
Other benefits	—	810	—

Total variable remuneration	8,500	7,320	1,606
of which
Share-based payments	3,218	5,757	911
Termination benefits	3,642	—	—
All amounts mentioned refer to the Management Board in its official composition throughout 2023.
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2023	2022	2021
Total fixed remuneration	471	624	624
of which
Cost of pension	—	—	—
Other benefits	—	—	—

Total variable remuneration	4,163	3,628	903
of which
Share-based payments	1,811	2,966	568
Termination benefits	1,690	—	—

On February 12, 2015, the Board of Directors (as of February 2020 Supervisory Board) granted 236,590 options and 65,433 restricted stock units within the framework of a long term incentive plan. Vested stock options may be exercised until 13 years after the grant date. As of December 31, 2023, all stock options and all RSUs were exercised (see Note 15 and 24). On February 9, 2017, the Board of Directors (as of February 2020 Supervisory Board) granted 66,449 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 15 and 24). On February 16, 2018, the Board of Directors (as of February 2020 Supervisory Board) granted 154,432 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 15 and 24). On January 8, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 1,200,000 phantom stock units within the framework of a transaction based incentive plan (TBIP). After the resignation of the former CEO, 400,000 phantom stock units were waived. The first tranche of 12% was vested in the first quarter of 2020. The second tranche of 19% was vested in the second quarter of 2022, the third and fourth tranche of 25% and 44% were vested in the third quarter of 2022. The contractual term of the TBIP offer is 5 years. A first tranche of 12% of the total number of phantom stock units vests on the date on which the Fair Market Value (FMV) reaches USD 12 (decreased with the amount of dividend paid since grant, if any). A second tranche (16%) vests on the date the FMV reaches USD 14 (decreased with the amount of dividend paid since grant, if any), a third tranche (25%) vests on the date the FMV reaches USD 16 (decreased with the amount of dividend paid since grant, if any) and the final tranche (44%) vests on the date the FMV reaches USD 18 (decreased with the amount of dividend paid since grant, if any) (see Note 15 and 24). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date.

On April 1, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 152,346 restricted stock units within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. During 2022, 105,626 RSUs were vested which have been transferred to the beneficiaries out of treasury shares. On April 1, 2020, the Supervisory Board granted 144,392 restricted stock units within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. As of December 31, 2023, 88,127 RSUs were vested which have been transferred to the beneficiaries out of treasury shares. On April 1, 2021, the Supervisory Board granted 193,387 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2021) and will be settled in shares. As of December 31, 2023, 131,529 RSUs were vested consisting of 64,414 RSUs which were vested at the first anniversary date, 14,530 at the second anniversary date and 52,585 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the voting rights of Frontline and owns 49.05% of the voting rights. In total 131,529 RSUs have been transferred to the beneficiaries out of treasury shares. On April 1, 2022, the Supervisory Board granted 163,022 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2022) and will be settled in shares. As of December 31, 2023, 110,730 RSUs were vested consisting of 12,203 RSUs which were vested at the first anniversary date and 98,527 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the voting rights of Frontline and owns 49.05% of the voting rights. In total 110,730 RSUs have been transferred to the beneficiaries out of treasury shares. On April 1, 2023, the Supervisory Board granted 120,079 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2023) and will be settled in shares. As of December 31, 2023, all
RSUs were vested due to the change of control whereby CMB acquired the voting rights of Frontline and owns 49.05% of the voting rights. All RSUs have been transferred to the beneficiaries out of treasury shares.

Properties
The Company subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to a sublease agreement, dated September 25, 2014, with Tankers (UK) Agencies Limited, a 50-50 joint venture with International Seaways. Under this sublease, the Company received in 2023 a rent of $66,677 (2022: $216,040 and 2021: $235,205). This sublease expired on April 27, 2023.
Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions (see below and Note 26).
On November 19, 2019, the Group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture acquired one Suezmax vessel. The JVs, Bari Shipholding Ltd and Bastia Shipholding Ltd, entered into various agreements including a secured term loan for $36.7 million and revolving credit for $3.0 million with Euronav Hong Kong as lender, a commercial management service with Euronav NV and a technical management service with Ridgebury.
On March 24, 2022, the Suezmax Bari was sold for $21.5 million. A capital gain on the sale of $3.3 million (Euronav's share) was recorded in the joint venture company. The vessel was delivered to her new owners during the second quarter of 2022. Following this sale, the shareholders loan to Bari Shipholding Ltd. was repaid and the remaining amount was written-off.
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2022
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	—	58	—	162	—
TI Asia Ltd	—	—	—	162	1,000
Bari Shipholding Ltd	14	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	125	—	—	1,871
Total	14	183	850	324	3,021

As of and for the year ended December 31, 2023
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

Bari Shipholding Ltd	46	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	103	—	—	—
Total	46	103	850	—	150